BACKGROUND (Details)	12 Months Ended
Dec. 31, 2022
Codere Online Luxembourg S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Location	Luxembourg
Codere Online U S Corp [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	United States
Serviciosde Juego Online S A U [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Location	Spain
Codere Online S A U [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Spain
Codere Online Colombia S A S [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	[1]
Ownership percentage	100.00%	[1]
Location	Colombia	[1]
Codere Online Panama S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	[1]
Ownership percentage	100.00%	[1]
Location	Panama	[1]
L I F O Aen P [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	[1]
Ownership percentage	99.99%	[1]
Location	Mexico	[1]
Codere Online Operator L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Malta
Iberargen S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	[2]
Ownership percentage	95.00%	[2]
Location	Argentina	[2]
Codere Online Management Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Malta
Codere Israel Marketing Support Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Israel
Codere Gibraltar Marketing Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Gibraltar

[1]	In Panama, Colombia and Mexico new entities were created on October 1, 2021 and incorporated with Servicios de Juego Online S.A.U. (Codere Online Panama S.A., Codere Online Colombia SAS and LIFO AenP, respectively). In the historical combined carve-out financial statements, the assets, liabilities and results related to the online businesses in Panama, Colombia and Mexico were carved-out from the Hipica de Panama S.A., Codere Colombia S.A. and Libros Foráneos S.A. de CV entities, respectively. This was the same case for the first nine months of results included in the consolidated carve-out income statement for the year ended December 31, 2021.
[2]	On November 15, 2021, Iberargen, S.A. a subsidiary within the Codere Group, and SEJO, a subsidiary of Parent, entered into an agreement (as amended from time to time, the “Argentina Restructuring Agreement”) pursuant to which: (i) the parties agreed to jointly incorporate a new company in Argentina, Codere Online Argentina, S.A., with Codere Argentina, S.A. and SEJO initially retaining 5% and 95% stakes, respectively. Codere Online Argentina, S.A. was still pending to be incorporated as of December 31, 2021; therefore, the assets, liabilities and results related to the online business in Argentina were carved-out from the Iberagen, S.A. entity and included within the consolidated carve-out financial statements. Additionally, as operations in Argentina began on December 1, 2021, only one month of results are included in the consolidated carve-out income statement for the year ended December 31, 2021.